Income Taxes (Details) - Schedule of reconciliations of the income tax expense ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Schedule Of Reconciliations Of The Income Tax Expense Abstract
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	¥ (417,307)	$ (60,575)	¥ (109,914)	¥ (193,933)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax/(benefit) at statutory tax rate	¥ (104,327)	$ (15,144)	¥ (27,479)	¥ (48,483)
Non-deductible expenses
International tax rate difference	90,562	13,146	27,479	48,483
Preferential tax rate
Effect of income tax exemptions
Equity pick-up
Additional tax deduction for qualified research and development expenses
Change in valuation allowance	13,765	1,998
Expired loss
Interest and penalty
Outside basis difference
Effect of changes in tax rates on deferred taxes
Income tax expense/(benefit)